Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
13.	DEBT

	December 31, 2013		December 31, 2012
Short-term borrowings and current portion of long-term debt:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	201,836	9.0-15.3	40,629	15.3
Corporate lenders	2,397	8.3-10.0	2,126	0.0

Total	204,233		42,755

U.S. dollar-denominated:
Banks and financial institutions	128,771	2.3-8.0	15,698	1.8

Total	128,771		15,698

Euro-denominated:
Banks and financial institutions	—	—	49,809	1.1-4.5
Corporate lenders	4,833	2.8	3,831	2.9

Total	4,833		53,640

Romanian lei-denominated:
Banks and financial institutions	—	—	46,055	9.9

Total	—		46,055

Kazakh tenge-denominated:
Banks and financial institutions	10,416	9.5	16,585	9.5

Total	10,416		16,585

Turkish lira-denominated:
Banks and financial institutions	2,126	9.0	6,222	11.0-14.0

Total	2,126		6,222

Total short-term borrowings	350,379		180,955
Current portion of long-term debt	1,134,533		1,255,277

Total short-term borrowings and current portion of long-term debt	1,484,912		1,436,232

The weighted average interest rate of the ruble-denominated short-term borrowings as of December 31, 2013 and 2012 was 9.4% and 14.4% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated short-term borrowings as of December 31, 2013 and 2012 was 7.1% and 1.8% p.a., respectively. The weighted average interest rate of the euro-denominated short-term borrowings as of December 31, 2013 and 2012 was 2.8% and 3.5% p.a., respectively. The weighted average interest rate of the Romanian lei-denominated short-term borrowings as of December 31, 2012 was 9.9% p.a. The weighted average interest rate of the Kazakh tenge-denominated short-term borrowings as of December 31, 2013 and 2012 was 9.5%. The weighted average interest rate of the Turkish lira-denominated short-term borrowings as of December 31, 2013 and 2012 was 9.0% and 13.3% p.a., respectively.

	December 31, 2013		December 31, 2012
Long-term debt, net of current portion:	Amount	Rate p.a., %	Amount	Rate p.a., %
Russian ruble-denominated:
Banks and financial institutions	3,845,766	7.5-14.6	2,938,742	7.5-14.0
Bonds issue	1,306,303	8.3-13.0	2,401,563	8.3-11.3
Corporate lenders	189	0.0	236	0.0

Total	5,152,258		5,340,541

U.S. dollar-denominated:
Syndicated loan	1,003,964	5.7	1,003,964	5.3
Banks and financial institutions	1,877,063	1.7-10.9	2,224,030	1.9-7.9
Corporate lenders	13,698	5.1-9.0	20,325	0.0-8.4

Total	2,894,725		3,248,319

Euro-denominated:
Banks and financial institutions	607,300	1.1-6.8	585,274	1.0-7.3

Total	607,300		585,274

Turkish lira-denominated:
Banks and financial institutions	467	8.5	2,798	11.9

Total	467		2,798

Total long-term obligations	8,654,750		9,176,932
Less: current portion	(1,134,533)		(1,255,277)

Total long-term debt, net of current portion	7,520,217		7,921,655

The weighted average interest rate of the ruble-denominated long-term borrowings as of December 31, 2013 and 2012 was 10.9% and 10.3% p.a., respectively. The weighted average interest rate of the U.S. dollar-denominated long-term borrowings as of December 31, 2013 and 2012 was 6.6% and 5.8% p.a., respectively. The weighted average interest rate of the euro-denominated long-term borrowings as of December 31, 2013 and 2012 was 3.1% and 3.6% p.a., respectively. The weighted average interest rate of the Turkish lira-denominated long-term borrowings as of December 31, 2013 and 2012 was 8.5% and 11.9%, respectively.

Aggregate scheduled maturities of the debt outstanding as of December 31, 2013, are as follows:

Payable by:
2014 (current portion)	1,484,912
2015	2,918,184
2016	2,530,701
2017	1,287,740
2018	650,074
Thereafter	133,518

Total	9,005,129

The unused portion under all credit facilities as of December 31, 2013 and 2012 was $280,829 and $580,939, respectively. As of December 31, 2013, the Group’s credit facilities provided aggregated borrowing capacity of $9,285,958, of which $1,765,741 expires within a year.

The outstanding balances of short-term and long-term debt by denominated currencies and major banks as of December 31, 2013 and 2012 were as follows:

	December 31, 2013	December 31, 2012
Short-term and long-term debt:	Amount	Amount
Russian ruble-denominated:
VTB	1,742,026	962,128
Bonds	1,306,303	2,401,563
Sberbank	1,220,212	1,057,451
Gazprombank	992,550	817,520
Eurasian Development Bank	71,322	92,227
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	—	31,606
Other	24,078	20,801

Total	5,356,491	5,383,296

U.S. dollar-denominated:
Gazprombank	1,313,153	1,500,000
Syndicated credit facility	1,003,964	1,003,964
Fortis Bank	168,948	148,712
Alfa-bank	150,000	150,000
MCB	105,000	—
Sberbank	100,000	100,000
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	51,429	196,313
Raiffeisen Bank	43,250	43,250
VEB	33,348	—
ING Bank	19,260	—
Uralsib	10,000	50,000
Other	25,144	71,778

Total	3,023,496	3,264,017

Euro-denominated:
Fortis Bank	294,028	205,905
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	67,305	78,289
Uralsib	48,090	46,357
ING Bank	47,844	85,025
VTB	44,929	66,924
Gazprombank	37,098	35,762
Raiffeisen Bank	10,260	25,726
Sberbank	—	7,174
Other	62,579	87,752

Total	612,133	638,914

Kazakh tenge-denominated:
Sberbank	10,416	16,585

Total	10,416	16,585

Turkish lira-denominated:
Other	2,593	9,020

Total	2,593	9,020

Romanian lei-denominated:
Raiffeisen Bank	—	46,055

Total	—	46,055

Total short-term and long-term debt	9,005,129	9,357,887

(a)	Revolving credit lines

In 2010-2013, the Group negotiated revolving credit agreements providing for unrestricted borrowings up to $1,017,404 with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 4.3-11.0% p.a., and are continuously renewable at the Group’s option for 1-4 years provided there is compliance with the terms of the agreement.

As of December 31, 2013, the Group intends to renew obligations in the amount of $128,857 incurred under those agreements for a period extending beyond one year from the balance sheet date. Accordingly, the long-term debt maturing in one year or earlier was excluded from current liabilities because the Group consummated a financing agreement meeting the conditions set forth in FASB ASC 470-10, “Debt” (“ASC 470”), prior to the issuance of the balance sheet.

(b)	Syndicated loan

In September 2010, the Group executed a $2,000,000 syndicated pre-export facility agreement and refinanced its remaining debt obligations under previously obtained credit facilities. The facility was split between CMP, SKCC, SUNP and Yakutugol in the amounts of $95,238, $857,143, $190,476 and $857,143, respectively. The facility was drawn in two tranches, a 3-year and a 5-year tranche in amount of $800,000 and $1,200,000, respectively. The repayment was scheduled in monthly installments after the 9 and 15 month grace periods, respectively. The credit facility bears interest at a rate of LIBOR plus 4.0-5.8% p.a.

The Group appointed ING Bank N.V. and The Royal Bank of Scotland N.V. as Co-ordinators. In addition, BNP Paribas SA, CJSC UniCredit Bank, Commerzbank Aktiengesellschaft, HSBC Bank plc, Natixis, OJSC “Nordea Bank”, Raiffeisen Zentralbank Oesterreich AG, Société Générale, UniCredit Bank AG, VTB Bank (Austria) AG, VTB Bank (Deutschland) AG and VTB Bank (France) SA acted as Mandated Lead Arrangers and Morgan Stanley and Credit Suisse as Lenders for the facility.

In December 2012, the Group’s subsidiaries Yakutugol and SKCC and a syndicate of banks coordinated by ING Bank N.V., Société Générale, UniCredit, JSCB Rosbank and ABN AMRO Bank N.V. entered into an amendment and restatement agreement to the existing pre-export facility agreements for a total amount of $1,003,964. The amendments provide that the loan, which was in a monthly repayment phase, will be repayable in equal monthly installments from December 2013 through August 2015. CMP and SUNP repaid the facility in the amount of $252,275 by the end of December 2012. As of December 31, 2013, the amended facilities bear interest rate at LIBOR plus 5.5% p.a.

In December 2013, the Group’s subsidiaries Yakutugol and SKCC and the syndicate of banks signed an amendment agreement that extends the grace period and maturity from December 2013 and August 2015, respectively, till December 2014 and December 2016, respectively. The interest rate remained unchanged. The outstanding balance as of December 31, 2013 and 2012 amounted to $1,003,964.

(c)	VTB facilities

During 2008, VTB provided a short-term ruble-denominated loan to the Group’s subsidiaries (CMP, SKCC and Yakutugol) bearing interest at 12.0% p.a., which was increased by the bank in November 2009 up to 14.6% p.a. for Yakutugol and SKCC and up to 14.0% p.a. for CMP.

In September 2010, the interest rate was decreased to 9.8% p.a. for SKCC. In April 2011, the interest rate was decreased to 8.4% p.a. for SKCC and Yakutugol. In accordance with an amendment to the agreement, the loan should be repaid in November 2012. In April 2012, VTB signed an amendment resulting in a repayment of the facility in four equal installments starting from July 2014 through April 2015. The interest rate was agreed to be MosPrime plus 4.5% p.a. In 2013, the interest rate was decreased to MosPrime plus a margin 3.8% p.a. The outstanding balance as of December 31, 2013 and 2012 was $488,056 and $447,770, respectively.

In April 2013, the Group entered into a 40 billion Russian rubles ($1,281,698 as of the date of agreement) credit facility agreement with VTB for a period of 5 years. The interest rate was agreed to be MosPrime plus 4.95% p.a. The facility allows a 15-month grace period and is to be repaid in equal installments on a quarterly basis. The proceeds were used to refinance existing indebtedness with VTB Bank as well as to refinance other obligations of the companies within the Group (including redemption of ruble bonds). The outstanding balance as of December 31, 2013 was $1,230,422 (including accrued but no paid interests in the amount of $8,272).

In April 2014, the Group and VTB agreed on conditions of restructuring and refinancing of various U.S. dollar, euro and ruble-denominated credit facilities amounting in aggregate to $1,302,948 (at rates as of December 31, 2013) maturing in four years with a grace period till April 2015 (Note 26). The Group reclassified the amount of $303,277 from current liabilities to long-term debt as it has ability and intent to refinance the existing obligation. The interest rate remained unchanged under most credit tranches. In addition, it was agreed that VTB provides a loan to redeem the bonds in the amount up to 3.8 billion rubles ($116,104 as of December 31, 2013). The Group reclassified the amount of $81,439 from current liabilities to long-term debt as it has ability and intent to refinance the existing obligations (Note 10(g)).

During 2010-2013, VTB also provided euro-denominated long-term and short-term loans to the Group, bearing interest at 5.3-5.4% p.a. The outstanding balance as of December 31, 2013 and 2012 was $44,929 and $503,129, respectively.

(d)	Gazprombank facilities

In February 2010, the Group signed a prolongation agreement for a $1,000,000 U.S. dollar-denominated credit facility with Gazprombank. According to this agreement, the credit facility including the short-term portion of $480,000 falling due in 2010 was rescheduled to be repaid in 2013-2015. Starting from October 25, 2011 through February 6, 2015, the credit facility bears interest at LIBOR plus 5.3% p.a.

In April 2013, Yakutugol and SKCC signed new loan agreements for the $889,000 U.S. dollar-denominated credit facilities resulting in a rescheduling of outstanding short-term balances of $202,443 and $250,000, respectively, maturing in five years with a three year grace period and bearing interest at 7.5% p.a. Yakutugol’s outstanding balance as of December 31, 2013 was $461,889, and unused portion was $27,111. SKCC’s outstanding balance as of December 31, 2013 was $351,264, and unused portion was $48,736.

In April 2012, Yakutugol and SKCC also signed loan agreements with Gazprombank for credit facilities in the amount of $500,000 maturing in five years with a three year grace period bearing interest at 7.5% p.a. The outstanding balance as of December 31, 2013 and 2012 was $500,000.

The obligations under the credit agreement are guaranteed by Mechel OAO, Mechel Mining OAO, SKCC and Yakutugol.

In March 2014, the Group signed an amendment to the euro-denominated loan agreement with Gazprombank (Switzerland) rescheduling the outstanding short-term balance of $37,098 maturing in March 2016. The interest rate was changed to 6M LIBOR plus 5.25% p.a. The Group reclassified the outstanding amount from current liabilities to long-term debt as it has ability and intent to refinance the existing obligations.

(e)	Sberbank facilities

On October 9, 2012, Sberbank opened four credit lines to our subsidiary SKCC in the total amount of 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) for the purpose of working capital financing, falling due in five years. The repayment should be made in eight equal installments starting from December 2015 through October 2017. As of December 31, 2013 and 2012, the outstanding balance was $692,329 and $452,777, respectively.

Interest is payable at a floating rate varying from 12.1% p.a. to 13.1% p.a. per year for two of six credit lines and from 10.5% p.a. to 11.5% p.a. per year for the other four credit lines. The exact rate applicable to each loan depends on the ratio of SKCC’s revenue and the current amount of the liabilities under the loan. As of December 31, 2013, the interest rates were 12.1% -14.6 % p.a., including the effect of amortization of debt discounting using the effective interest method. The obligations under the credit line agreement are guaranteed by Yakutugol, Mechel Mining OAO and Mechel OAO.

In addition to a 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) credit facility, during 2009-2013, Sberbank provided long-term and short-term ruble, U.S. dollar, Kazakh tenge and euro-denominated loans to the Group’s subsidiaries bearing interest at 6.2-14.0% p.a. The outstanding balance as of December 31, 2013 and 2012 was $638,299 and $759,766, respectively.

In December 2013, the Group and Sberbank agreed the amendments of loan agreements restructuring for the credit facilities in the amount up to 13 billion Russian rubles ($388,586 as of December 31, 2013) maturing in five years with a grace period till March 2015 bearing interest at 12.0% p.a. for certain credit tranches while for other credit tranches the interest rate remained unchanged. In addition, it was agreed that Sberbank provides a loan to redeem the bonds in the amount up to 12 billion rubles ($369,700 as of December 31, 2013). The Group reclassified the amount of $101,201 from current liabilities to long-term debt as it has ability and intent to refinance the existing obligations (Note 10(g)).

(f)	VEB facility

On October 24, 2013, Elgaugol OOO (“Elgaugol”) and the Russian State Corporation “The Bank for Development and Foreign Economic Affairs” (“VEB”) signed an agreement for a short-term $150,000 credit facility falling due in April 2014. This bridge facility is the first tranche of a $2.5 billion VEB financing for the Elga coal project approved by the VEB’s Supervisory Board in September 2013. The use of proceeds under the facility is limited to the development of the Elga coal project. The facility bears interest at 8% p.a. Elgaugol’s outstanding balance as of December 31, 2013 was $33,348, and unused portion was $116,652.

In March 2014, the Group signed two other agreements with VEB for the remaining tranches financing for the Elga coal project in the total amount of a $2.5 billion to refinance the current credit facility falling due in April 2014 (Note 26). The Group reclassified the amount of $33,348 from current liabilities to long-term debt as it has ability and intent to refinance the existing obligations.

(g)	Bonds

On June 21, 2006, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($184,877 as of the placement date). The bonds were issued at 100% par value. Interest was payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the eighth coupon periods was set as equal to that of the first period. The bondholders had an option to demand repayment of the bonds at par value starting June 21, 2010 and November 16, 2011. The interest rate for the ninth and tenth coupon was set at 8.5% p.a. The interest rate for the eleventh to the fourteenth coupon periods was set at 7.4% p.a. The costs related to the issuance of bonds in the amount of $762 were capitalized and were amortized to interest expense over the term of bonds. The bonds were redeemed on June 12, 2013 in full amount.

On July 30, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($159,154 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 19% p.a. The interest rate for the second to the twelfth coupon periods is set as equal to that of the first period. The interest rate for the thirteenth to the sixteenth coupon periods was set at 11.3% p.a. The interest rate for the seventeenth to the twenty-eighth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. Bondholders have an option to demand repayment of the bonds at par value starting January 27, 2014. The obligatory redemption date is July 21, 2016. Bonds are secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $1,901 were capitalized and were amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2013 was $60,640 and is classified as current debt as the Group has ability and intent to pay off the bonds in case of early redemption.

On October 20, 2009, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,327 as of the placement date). The bonds were issued at 100% par value. Interest was payable every 3 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 12.5% p.a. The interest rate for the second to the twelfth coupon periods was set as equal to that of the first period. The interest rate for the thirteenth to the fourteenth coupon periods was set at 11.3% p.a. The interest rate for the fifteenth to the thirty-sixth coupon periods was set by the Group and made public 5 days before the respective coupon period starts. The obligatory redemption date was October 9, 2018. Bonds were secured by a guarantee issued by Yakutugol. The costs related to the issuance of bonds in the amount of $697 were capitalized and were amortized to interest expense over the term of bonds. The bonds were redeemed on April 19, 2013 in full amount.

On March 16, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($170,443 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods was set as equal to that of the first period. The obligatory redemption date was March 12, 2013. The costs related to the issuance of bonds in the amount of $1,453 were capitalized and are amortized to interest expense over the term of bonds. The bonds were redeemed on March 17, 2013 in full amount.

On April 28, 2010, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($172,044 as of the placement date). The bonds were issued at 100% par value. Interest was payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 9.8% p.a. The interest rate for the second to the sixth coupon periods was set as equal to that of the first period. The obligatory redemption date was April 24, 2013. The costs related to the issuance of bonds in the amount of $320 were capitalized and were amortized to interest expense over the term of bonds. The bonds were redeemed on April 23, 2013 in full amount.

On September 7, 2010, Mechel OAO issued two 5,000,000 ruble-denominated bonds in an aggregate principal amount of 10 billion Russian rubles ($327,042 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.0% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting August 27, 2015. The obligatory redemption date is August 25, 2020. The costs related to the issuance of bonds in the amount of $808 were capitalized and are amortized to interest expense over the term of bonds. The balance outstanding as of December 31, 2013 was $305,538 and is classified as long-term debt.

On February 22, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($342,996 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.3% p.a. The interest rate for the second to the sixth coupon periods is set as equal to that of the first period. The interest rate for the seventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The costs related to the issuance of bonds in the amount of $2,061 were capitalized and are amortized to interest expense over the redemption date of bonds. The obligatory redemption date is February 9, 2021. The bondholders have an option to demand repayment of the bonds at par value starting February, 2014. The outstanding balance as of December 31, 2013 in the amount of $213,578 for both issues is classified as long-term debt as the Group has ability and intent to refinance the demand repayment under bond option of February 20, 2014 through the credit facilities under Sberbank and VTB loan agreements (Note 13 (c, e)) and additional bond issue in January-February 2014. The remaining balance as of December 31, 2013 in the amounts of $91,960 is classified as short-term debt as the next option to demand repayment is scheduled on August 21, 2014.

On June 9, 2011, Mechel OAO made two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of 10 billion Russian rubles ($361,210 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting May 29, 2016. The obligatory redemption date is May 27, 2021. The costs related to the issuance of bonds in the amount of $1,095 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2013 in amount of $305,538 is classified as long-term debt.

On June 14, 2011, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($179,916 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 8.4% p.a. The interest rate for the second to the tenth coupon periods is set as equal to that of the first period. The interest rate for the eleventh to twentieth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The bondholders have an option to demand repayment of the bonds at par value starting June 3, 2016. The obligatory redemption date is June 1, 2021. The costs related to the issuance of bonds in the amount of $487 were capitalized and are amortized to interest expense over the redemption date of bonds. The balance outstanding as of December 31, 2013 in amount of $152,769 and is classified as long-term debt.

On February 14, 2012, Mechel OAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of 5 billion Russian rubles ($167,295 as of the placement date). The bonds were issued at 100% par value. Interest is payable every 6 months in arrears. The interest rate for the first coupon period was determined upon the issuance based on the bids of buyers and amounted to 10.3% p.a. The interest rate for the second to the fourth coupon periods is set as equal to that of the first period. The interest rate for the fifth to sixth coupon periods is set by the Group and made public 5 days before the respective coupon period starts. The costs related to the issuance of bonds in the amount of $573 were capitalized and are amortized to interest expense over the redemption date of bonds. The bondholders have an option to demand repayment of the bonds at par value starting February, 2014. The obligatory redemption date is February 10, 2015. The outstanding balance as of December 31, 2013 in the amount of $152,769 is classified as long-term debt as the Group has ability and intents to refinance the demand repayment under bond option of February 11, 2014 through the credit facilities under VTB loan agreement (Note 13 (c)) and additional bond issue in January-February 2014.

On April 10, 2012, Mechel OAO made five issues of ruble-denominated bonds in an aggregate principal amount of 15 billion Russian rubles ($506,145 as of the placement date). The bonds were issued at 100% par value. Interest was payable every 6 months in arrears. The interest rate for all coupon periods amounted to 11.3% p.a. The obligatory redemption date was April 7, 2015. The costs related to the issuance of bonds in the amount of $252 were capitalized and were amortized to interest expense over the redemption date of bonds. The bonds were redeemed on April 24, 2013 in full amount.

(h)	Other loans

In addition to U.S. dollar-denominated credit facility issued for Yakutugol and SKCC, Gazprombank provided long-term ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 4.4-11.0% p.a. The outstanding balances as of December 31, 2013 and 2012 were $942,795 and $853,282, respectively.

In addition to a 24 billion Russian rubles ($772,258 as of the dates when facilities were obtained) credit facility, during 2009-2013, Sberbank provided long-term and short-term ruble, U.S. dollar, Kazakh tenge and euro-denominated loans to the Group’s subsidiaries bearing interest at 6.3-14.0% p.a. The outstanding balance as of December 31, 2013 and 2012 was $638,299 and $759,766, respectively.

In 2012, Uralsib Bank provided BMP and Mechel-Trans with long-term U.S. dollar and euro-denominated loans bearing interest at 6.8-7.3% p.a. The outstanding balance as of December 31, 2013 and 2012 was $58,090 and $96,357, respectively. In December 2013, the Group signed the agreements to refinance the existing facilities of BMP and Mechel-Trans, subject to a repayment in different installments during the period of April 2014-February 2015. The Group reclassified the amount of $45,724 from current liabilities to long-term debt as it has ability and intent to refinance the existing obligations.

During 2006-2013, UniCredit Bank provided short-term and long-term U.S. dollar, ruble and euro-denominated loans to the Group’s subsidiaries bearing interest at 2.0-4.8% p.a. The outstanding balance as of December 31, 2013 and 2012 was $118,734 and $306,208, respectively.

During 2007-2013, Fortis Bank provided the Group’s subsidiaries with U.S. dollar and euro-denominated loans bearing interest at 1.6-7.1% p.a. The outstanding balance as of December 31, 2013 and 2012 was $462,976 and $354,617, respectively.

During September 2013, Alfa-bank provided CMP with long-term U.S. dollar-denominated loans bearing interest at 10.9% p.a. in the total amount of $150,000. The outstanding balance as of December 31, 2013 was $150,000. The Group and Alfa-bank signed the amendment to the loan agreement in March, 2014 rescheduling the credit facility under which the loan was repaid in March-April 2014.

During 2011-2012, Eurasian Development Bank provided Yakutugol with a long-term ruble-denominated loan bearing interest at 11.5% in the total amount of $95,319 (as at the date of agreement). The outstanding balance as of December 31, 2013 and 2012 was $71,322 and $92,227, respectively.

In 2008-2013, ING bank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 1.6-3.8% p.a. The outstanding balance as of December 31, 2013 and 2012 was $67,104 and $85,025, respectively.

In 2009-2012, Raiffeisenbank provided the Group’s subsidiaries with short-term and long-term multi-currency-denominated loans bearing interest at 2.5-5.7% p.a. The outstanding balance as of December 31, 2013 and 2012 was $53,510 and $115,031, respectively.

In 2013, Moscow Credit Bank (“MCB”) provided the Group with a short-term U.S. dollar-denominated loan bearing interest at 8.0% p.a. The outstanding balance as of December 31, 2013 was $105,000.

(i)	Pledges

As of December 31, 2013, the syndicated pre-export credit facilities are secured by 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares) and 9,027,306 common shares of SKCC (25% plus 1 of total common shares).

The indebtedness under the credit facilities with Gazprombank is secured by the pledge of 1,010,498 common shares of Yakutugol (25% plus 1 of total common shares), 9,027,306 common shares of SKCC (25% plus 1 of total common shares) and 62,533 common shares of KMP (25% plus 1 of total common shares) as of December 31, 2013.

The indebtedness under the credit facility of $1,230,422 with VTB is secured by the pledge of 3,644,450,001 common shares of Mechel Mining OAO (25% plus 1 of total common shares) as of December 31, 2013.

The indebtedness under the long-term credit facility provided by Sberbank to CMP totaling $458,306 and $493,865 as of December 31, 2013 and 2012, respectively, is secured by the pledge of 1,866,711 common shares of BMP (25% plus 1 share of total common shares) and 3,644,450,001 common shares of Mechel Mining OAO (25% plus 1 share of total common shares).

The indebtedness under the long-term credit facility provided by Fortis to CMP totaling $396,681 and $282,130 as of December 31, 2013 and 2012, respectively, is secured by the pledge of 632,393 common shares of CMP (20% of total common shares).

The indebtedness under the long-term credit facility of $51,429 provided by UniCredit Bank to MTAG is secured by the pledge of 109,552 common shares of USP (20% of total common shares) and 632,393 common shares of CMP (20% of total common shares) as of December 31, 2013.

The indebtedness under the long-term credit facilities of $796,546 provided by Gazprombank to CMP, Mechel Service, Mechel-Energo, BMP, USP are secured by the pledge of 266,911 common shares of Izhstal (25% plus 1 of total common shares) and 136,942 common shares of USP (25% plus 1 of total common shares) as of December 31, 2013.

The indebtedness under the credit facility provided by Alfa-Bank in August 2013 to CMP totaling $150,000 as of December 31, 2013 is secured by the pledge of 5,210,442 common shares and 8,504 preferred shares of BMP (65% of total shares) and 3,548,999 common shares of Port Posiet (25% minus 1 of total shares).

The indebtedness under the long-term credit facility of $70,937 provided by Uralsib Bank in December 2013 to USP and BMP is secured by the pledge of 27,380 common shares of USP (5% plus 1 of total common shares).

The indebtedness under the credit facility of $33,348 provided by VEB to Elgaugol is secured by the pledge of 75,038 common shares of KMP (30% of total common shares) and 49% of Elgaugol share.

The indebtedness under the long-term loan agreement concluded between the Group and Sberbank for the bonds restructuring and loan refinancing totaling up to 25 billion Russian rubles ($768,431 as of December 31, 2013) as of December 31, 2013 is secured by the pledge of 3,644,450,001 common shares of Mechel Mining OAO (25% plus 1 share of total common shares).

As of December 31, 2013 and 2012, the carrying value of property, plant and equipment pledged under the loan agreements amounted to $935,251 and $1,208,167, respectively. Carrying value of inventories pledged under the loan agreements amounted to $27,165 and $111,723 as of December 31, 2013 and 2012, respectively. Accounts receivable pledged as of December 31, 2013 and 2012 amounted to $11,995 and $17,359, respectively. Cash pledged under the loan agreements amounted to nil and $2,340 as of December 31, 2013 and 2012, respectively.

(j)	Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, maximum amount of debt, minimum value of shareholders’ equity and certain cross-default provisions. The covenants also include, among other restrictions, limitations on: (1) indebtedness of certain companies in our group; (2) amount of dividends on our common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions. Covenant breaches if not waived generally permit lenders to demand accelerated repayment of principal and interest.

Prior to receiving the waivers described below, the Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2013:

Restrictive covenant	Requirement	Actual as of 31 December, 2013
Mechel’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $4,000,000	$4,531,868
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.0:1.0	0.9:1.0
Mechel’s Net Borrowings	Not exceed $11,000,000	$9,162,143

Mechel Mining’s Adjusted Shareholders Equity, as defined in respective loan agreements	Greater than or equal to $3,700,000	$3,968,083
Mechel Mining’s EBITDA to Net Interest Expense	Shall not be less than 1.0:1.0	1.8:1.0
Mechel Mining’s Net Borrowings	Not exceed $4,300,000	$3,989,996

As of December 31, 2013, the Group was not in compliance with financial covenants under various loan agreements, but, during April-May 2014, received appropriate consents and covenant amendments from the banks. Specifically, the Group received, after December 31, 2013, consents and covenant amendments relating to the following breaches under the most significant long-term and short-term loan arrangements totaling $2,741,650:

•	The Group would not have been in compliance with “EBITDA to Net Interest Expenses” ratio set at a level not less than 1.0:1.0, while the actual “EBITDA to Net Interest Expenses” ratio was 0.9:1.0.

One of the waivers that the Group received from Sberbank is subject to the fulfilment of certain conditions before June-July 2014. Management believes that it is probable that such conditions will be met.

In addition, Mechel OAO was not in compliance with “EBITDA to Net Interest Expenses” ratio set by the credit facility agreements signed with Bank of China. Under this agreement, the Group had $12,833 of borrowings repayable within the next twelve months.

The loan agreements set restrictions on the distribution of the Group’s earnings for the dividend payments on ordinary and preferred shares if: (i) the Group’s ratio of “Net Borrowings to EBITDA” exceeds or equal to 3.0:1.0; (ii) the amount of dividends on ordinary shares exceeds 20% of net profit for the year; (iii) the amount of dividends on preferred shares exceeds 20% of net profit for the respective year, and (iv) the amount of dividend on preferred shares exceeds 7,500,000 Russian rubles ($245) in a year when the Group incurs a loss.

In accordance with the Group’s projections, the Group has both intent and ability to meet the covenants during and for the period ending December 31, 2014, and net operating cash flows generated by the Group in 2014 will be sufficient to finance capital investments and pay interest on debt in 2014. The Group is negotiating with some of its creditors to refinance and amend the terms and conditions of its existing debt to extend maturities beyond December 31, 2014. Based on negotiations conducted to date, the management believes that it will successfully refinance or restructure its short-term debt. As a result, no reclassification of long-term debt to short-term liabilities due to covenant violations as of December 31, 2013 has been made.

As of May 15, 2014, management has succeeded in obtaining additional financing by reaching the agreements with VTB and MCB (Note 26).